Unaudited condensed consolidated interim statement of changes in equity - GBP (£) £ in Millions		Total	Total equity shareholders’ funds	Called-up share capital	Share premium account	Other reserves	Own shares	Retained earnings		Non- controlling interests
Beginning balance at Dec. 31, 2023		£ 3,833.0	£ 3,376.0	£ 114.0	£ 577.0	£ 187.0	£ (990.0)	£ 3,488.0	[1]	£ 457.0
Profit for the period		246.0	205.0					205.0	[1]	41.0
Other comprehensive loss for the period		(62.0)	(63.0)			(61.0)		(2.0)	[1]	1.0
Total comprehensive (loss)/income for the period		184.0	142.0			(61.0)		203.0	[1]	42.0
Dividends paid		(34.0)								(34.0)
Treasury shares used for share option schemes		0.0					54.0	(54.0)	[1]
Non-cash share-based incentive plans (including share options)		56.0	56.0					56.0	[1]
Tax on share-based payments		0.0
Net movement in own shares held by ESOP Trusts		(57.0)	(57.0)				(4.0)	(53.0)	[1]
Net movement of liabilities in respect of put options		14.0	14.0			12.0		2.0	[1]
Net movemnet in non-controlling interests	[2]	(38.0)	(34.0)					(34.0)	[1]	(4.0)
Total transactions with owners		(59.0)	(21.0)			12.0	50.0	(83.0)	[1]	(38.0)
Ending balance at Jun. 30, 2024		3,958.0	3,497.0	114.0	577.0	138.0	(940.0)	3,608.0	[1]	461.0
Beginning balance at Dec. 31, 2024		3,734.0	3,475.0	109.0	579.0	151.0	(191.0)	2,827.0	[1]	259.0
Profit for the period		70.0	44.0					44.0	[1]	26.0
Other comprehensive loss for the period		(304.0)	(292.0)			(282.0)		(10.0)	[1]	(12.0)
Total comprehensive (loss)/income for the period		(234.0)	(248.0)			(282.0)		34.0	[1]	14.0
Dividends paid		(26.0)								(26.0)
Treasury shares used for share option schemes		0.0
Non-cash share-based incentive plans (including share options)		41.0	41.0					41.0	[1]
Tax on share-based payments		(1.0)	(1.0)					(1.0)
Net movement in own shares held by ESOP Trusts		(92.0)	(92.0)				(17.0)	(75.0)	[1]
Net movement of liabilities in respect of put options		(9.0)	(9.0)			(9.0)
Net movemnet in non-controlling interests	[2]	(5.0)	(2.0)					(2.0)	[1]	(3.0)
Total transactions with owners		(92.0)	(63.0)			(9.0)	(17.0)	(37.0)	[1]	(29.0)
Ending balance at Jun. 30, 2025		£ 3,408.0	£ 3,164.0	£ 109.0	£ 579.0	£ (140.0)	£ (208.0)	£ 2,824.0	[1]	£ 244.0

[1]	Accumulated losses on existing equity investments held at fair value through other comprehensive income are £363 million at 30 June 2025 (31 December 2024: £354 million).
[2]	Net movement in non-controlling interests represents movements in retained earnings and non-controlling interests arising from changes in ownership of existing subsidiaries and recognition of non-controlling interests on new acquisitions.